Note 1: Basis of Presentation: Revenue Recognition (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Revenue Recognition

Revenue Recognition

The revenue is recognized when the following criteria have been met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered, and the customer takes ownership and assumes risk of loss; (3) the seller’s price to the buyer is fixed or determinable; and (4) collection is reasonably assured.  The Company has not generated revenue since the inception of September 21, 2011.